RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Change in Fair Value of Scheme Assets - Postemployment Retirement Benefits [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
Changes in the fair value of scheme assets
Beginning Balance	£ 43,722	£ 44,249
Return on plan assets excluding amounts included in interest income	(1,529)	1,223
Interest income	1,141	1,208
Employer contributions	827	567
Benefits paid	(3,036)	(3,537)
Settlements	(18)	(18)
Administrative costs paid	(40)	(40)
Transfer of subsidiary	1,145
Exchange and other adjustments	26	70
Ending Balance	42,238	43,722
The Bank [member]
Changes in the fair value of scheme assets
Beginning Balance	27,674	27,901
Return on plan assets excluding amounts included in interest income	(983)	857
Interest income	710	766
Employer contributions	451	396
Benefits paid	(1,965)	(2,340)
Administrative costs paid	(25)	(25)
Exchange and other adjustments	3	119
Ending Balance	£ 25,865	£ 27,674